Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178-0060

February 2, 2026

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Investment Trust
(Filing relates to Franklin S&P 500 Index Fund (the “Fund”))
(File Nos. 033-43446 and 811-06444)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Investment Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the form of Prospectus and the Statement of Additional Information relating to the Fund, a series of the Trust, that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 524 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment was filed via the EDGAR system on January 27, 2026 and became effective on February 1, 2026.

Please call the undersigned at (212) 309-6353 with any comments or questions relating to the filing.

Sincerely,

/s/ Elizabeth L. Belanger

Elizabeth L. Belanger